DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 -- DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

a)   The Company and its Operations

Telecom Argentina was created through the privatization of ENTel, the state-owned company that provided telecommunication services in Argentina.

Telecom Argentina’s license, as originally granted, was exclusive to provide telephone services in the northern region of Argentina since November 8, 1990 through October 10, 1999. As from such date, the Company also began providing telephone services in the southern region of Argentina and competing in the previously exclusive northern region.

The Company provides mainly fixed-line public and mobile telecommunication services, international long-distance service, data transmission and Internet services in Argentina and through its subsidiaries, mobile telecommunications services in Paraguay and international wholesale services in the United States of America.

As a consequence of the merger between the Company and Cablevisión (Note 4.a), Telecom Argentina, as surviving entity, develops, as from January 1, 2018, the operations of Cablevisión.

The core business of Cablevisión and some of its subsidiaries was the operation of the cable television networks installed in different regions of Argentina and Uruguay and the provision of telecommunication services and data transmission.

Cablevisión exploited cable television services through licenses original granted by the Federal Broadcasting Committee (COMFER) and telecommunication services through licenses granted by the SC.

Information on Telecom’s licenses and on the regulatory framework is described under Note 2.

As of December 31, 2018, the following are the subsidiaries included in the consolidation process and the respective equity interest owned by Telecom Argentina:

			Telecom Argentina's
			direct/indirect interest
			in capital stock and
Company	Main Activity	Country	votes
Núcleo	Mobile telecommunications Services	Paraguay	67.50%
Personal Envíos	Mobile financial services	Paraguay	67.50%
Tuves Paraguay	Telecommunications services	Paraguay	67.50%
Microsistemas	Services related to the use of electronic payment media	Argentina	100.00%
Pem	Investment	Argentina	100.00%
CV Berazategui (a)	Closed-circuit television	Argentina	100.00%
Cable Imagen (b)	Closed-circuit television	Argentina	100.00%
Televisión Dirigida	Cable television services	Paraguay	100.00%
Adesol (c)	Holding	Uruguay	100.00%
Última Milla	Services for telecommunication	Argentina	100.00%
AVC Continente Audiovisual	Broadcasting services	Argentina	60.00%
Inter Radios	Broadcasting services	Argentina	100.00%
Telecom USA	Telecommunication services	USA	100.00%

(a)	The Company owned 70% indirectly through Pem until April 4, 2018 when the remaining 30% was acquired directly (See Note 3.d.6).
(b)	The data about the issuer arise from non-accounting information.
(c)	Includes the interest in the following special-purpose entities: Audomar S.A., Bersabel S.A., Dolfycor S.A., Reiford S.A., Space Energy S.A., Tracel S.A. and Visión Satelital S.A. See Note 3 d.4).

The information presented on a comparative basis of the fiscal years ended December 31, 2017 and 2016 corresponds to the consolidated information of Cablevisión, due to the treatment of the “reverse acquisition” described under Note 1.c), therefore:

i.	NEXTEL Communications Argentina S.R.L. (“Nextel”) is included in the consolidation until it was merged into Cablevisión, effective as of October 1, 2017 (See Note 4.d), and
ii.	Telecom USA, Núcleo, Personal Envíos, Tuves Paraguay and Microsistemas (subsidiaries of Telecom before its merger with Cablevisión) are not included in the consolidation of the comparative amounts.

b)   Segment information

An operating segment is defined as a component of an entity or a Group that engages in business activities from which it may earn revenues and incur expenses, and whose financial information is available, held separately, and evaluated regularly by the chief operating decision maker. In the case of the Company, the Executive Committee and the Chief Executive Officer (“CEO”) are responsible for controlling recourses and for the economic and financial performance of Telecom.

The Executive Committee and the CEO have a strategic and operational vision of Telecom as a single business unit in Argentina, according to the current regulatory context of the converged ICT services industry (adding to the same segment both the activities related to the mobile services, internet services, cable television and fixed telephony services, services governed by the same regulatory framework of ICT services). To exercise its functions, both the Executive Committee and the CEO receive periodically the economic-financial information of Telecom and its subsidiaries (in historical values), that is prepared as a single segment and evaluate the evolution of business as a unit of generation of results, administrating the resources in a unique way to achieve the objectives. Regarding to costs, they are not specifically appropriate to a type of service, considering that the Company has a single payroll and operating expenses that affect all services in general (non-specific). On the other hand, decisions on CAPEX affect all the types of services provided by Telecom in Argentina and not specifically to one of them. Based on what was previously described and under the current accounting principles (IFRS as issued by the IASB), it is defined that the Company has a single segment of operations in Argentina.

On the other hand, Telecom carries out its activities abroad (Paraguay, United States of America and Uruguay). These operations are not analyzed as a separate segment by the Executive Committee and the CEO, who analyze the consolidated information of companies in Argentina and abroad (in historical values), taking into account that the activities of foreign companies are not significant for Telecom. The operations that Telecom carries out abroad do not meet the aggregation criteria established by the standard to be grouped within the "Services rendered in Argentina" segment, and considering that they do not exceed any of the quantitative thresholds identified in the standard to qualify as reportable segments, they are grouped within the category "Other abroad segments".

Presented below is the Segment financial information for the years ended December 31, 2018, 2017 and 2016. The following tables include segment results presented to the chief operating decision maker in millions of nominal Argentine pesos, together with a reconciliation to such amounts on a price level adjusted basis restated in accordance with the provisions of IAS 29:

☐  Consolidated Income Statement as of December 31, 2018

	Services rendered in	Services	Services		Other	Other abroad	Eliminations	Total
	Argentina	rendered in	rendered in	Other abroad segments	abroad	segments
		Argentina –	Argentina		segments –	restated for
		Inflation	restated for		Inflation	inflation
		restatement	inflation		restatement
Revenues	129,836	29,165	159,001	7,894	1,855	9,749	(704)	168,046
Operating costs without depreciation, amortization and impairment of PP&E	(85,942)	(19,753)	(105,695)	(5,414)	(1,273)	(6,687)	704	(111,678)
Depreciation, amortization and impairment of PP&E	(20,416)	(12,478)	(32,894)	(1,753)	(464)	(2,217)	—	(35,111)
Operating income	23,478	(3,066)	20,412	727	118	845	—	21,257

Earnings from associates								236
Debt financial expenses								(33,972)
Other financial results, net								15,177
Income before income tax expense								2,698
Income tax expense								2,838
Net income								5,536

Attributable to:
Controlling Company								5,294
Non-controlling interest								242
								5,536

☐  Consolidated Income Statement as of December 31, 2017

	Services rendered in	Services	Services		Other	Other abroad	Eliminations	Total
	Argentina	rendered in	rendered in	Other abroad segments	abroad	segments
		Argentina –	Argentina		segments –	restated for
		Inflation	restated for		Inflation	inflation
		restatement	inflation		restatement
Revenues	39,870	25,596	65,466	1,074	117	1,191	(8)	66,649
Operating costs without depreciation, amortization and impairment of PP&E	(25,082)	(16,673)	(41,755)	(711)	(78)	(789)	8	(42,536)
Depreciation, amortization and impairment of PP&E	(3,880)	(5,806)	(9,686)	(106)	(12)	(118)	—	(9,804)

Operating income	10,908	3,117	14,025	257	27	284	—	14,309

Earnings from associates								353
Debt financial expenses								(217)
Other financial results, net								930
Income before income tax expense								15,375
Income tax expense								(5,516)
Net income								9,859

Attributable to:
Controlling Company								9,731
Non-controlling interest								128
								9,859

☐  Consolidated Income Statement as of December 31, 2016

	Services rendered in	Services	Services		Other	Other abroad	Eliminations	Total
	Argentina	rendered in	rendered in	Other abroad segments	abroad	segments
		Argentina –	Argentina		segments –	restated for
		Inflation	restated for		Inflation	inflation
		restatement	inflation		restatement
Revenues	29,726	29,804	59,530	819	62	881	(6)	60,405
Operating costs without depreciation, amortization and impairment of PP&E	(19,106)	(20,483)	(39,589)	(579)	(44)	(623)	6	(40,206)

Depreciation, amortization and impairment of PP&E	(2,519)	(5,285)	(7,804)	(73)	(6)	(79)	—	(7,883)

Operating income	8,101	4,036	12,137	167	12	179	—	12,316

Earnings from associates								221
Debt financial expenses								(595)
Other financial results, net								4,619
Income before income tax expense								16,561
Income tax expense								(6,015)
Net income								10,546

Attributable to:
Controlling Company								10,457
Non-controlling interest								89
								10,546

Additional information per geographical area required under IFRS 8 (Operating Segments) is disclosed below:

i)Sales revenues from customers located in Argentina amounted to $158,221,  $64,891 and $58,783 during the years ended December 31, 2018, 2017 and 2016, respectively; while sales revenues from foreign customers amounted to $9,825,  $1,758 and $1,622 for the years ended December 31, 2018, 2017 and 2016, respectively;

ii)PP&E, Goodwill and Intangible assets corresponding to the segment “Services rendered in Argentina” amounted to $319,014 and $80,817 as of December 31, 2018 and 2017, respectively; while PP&E, Goodwill and Intangible Assets corresponding to the segment “Other abroad segments” amounted to $11,781 and $1,475 as of December 31, 2018 and 2017, respectively.

c)   Basis of Presentation

As required by the CNV, the Company’s consolidated financial statements have been prepared in accordance with IFRS as issued by the IASB, and in accordance with RT 26 (as amended by RT 29 and RT 43) of FACPCE as adopted by the CPCECABA. IFRS also includes the International Accounting Standards or “IAS”; the International Financial Reporting Interpretations Committee or “IFRIC”, the Standard Interpretations Committee or “SIC” and the conceptual framework modified in March 2018.

The preparation of these consolidated financial statements in conformity with IFRS requires that the Company's Management make estimates that affect the figures disclosed in the financial statements or its supplementary information. Actual results may differ from these estimates. The areas involving a higher degree of judgment or complexity, or areas where estimates are significant are disclosed under Note 3.w).

These consolidated financial statements (except for the statement of cash flows) are prepared on an accrual basis of accounting. Under this basis, the effects of transactions are recognized when they occur. Therefore, income and expenses are recognized at fair value on an accrual basis regardless of when they are received or paid. When significant, the difference between the fair value and the nominal amount of income and expenses is recognized as finance income or expense using the effective interest method.

These consolidated financial statements as of December 31, 2018, were approved by resolution of the Board of Directors’ meeting held on March 19, 2019.

Effect of the Merger between Telecom and Cablevisión under IFRS 3 (Business Combinations) on the Basis of Presentation

According to the provisions of the final merger agreement executed between Telecom and Cablevisión in October 31, 2017 and effective as of January 1, 2018 (Note 4.a) and the shareholder agreement executed between Fintech and CVH in July 7, 2017 (Note 27.a), Telecom Argentina (surviving company for legal purposes) is deemed the acquiree for accounting purposes and Cablevisión (the absorbed company for legal purposes) is deemed the acquirer for accounting purposes, which qualifies as a “reverse acquisition” pursuant to IFRS 3.

The grounds used to determine that Cablevisión is to be considered the acquirer for accounting purposes under IFRS 3 in this merger were the following:

1)Relative voting rights in the surviving company (55% for the former shareholders of Cablevisión S.A. and 45% for the former shareholders of Telecom Argentina S.A.),

2)the composition of the Board of Directors of the surviving company and other committees (Audit Committee, Supervisory Committee and Executive Committee),

3)The relative fair value allocated to Telecom Argentina and Cablevisión and

4)The composition of the key senior management of the surviving company.

Consequently, for the purposes of preparing these consolidated financial statements: i) the figures disclosed on a comparative basis as of December 31, 2017 and 2016 arise from the consolidated financial statements of Cablevisión as of the respective dates restated for inflation as indicated in Note 1.e); and ii) the consolidated information as of and for the year ended December 31, 2018 incorporates, based on the consolidated figures corresponding to Cablevisión, the effect of applying the acquisition method concerning Telecom Argentina to its fair value in accordance with IFRS 3 and the consolidated operations of Telecom Argentina as from January 1, 2018. Note 4.a) describes specific matters related to the accounting treatment of this merger.

Consistently, certain comparative information that arises from the consolidated financial statements of Cablevisión corresponding to the fiscal years ended December 31, 2017 and 2016 restated for inflation as indicated in Note 1.e), was adequated to ensure the uniform reporting criteria with those used for 2018 for help the comprehension of the users of these consolidated financial statements.

d)   Consolidated Financial Statement Formats

The financial statement formats adopted are consistent with IAS 1. In particular:

•

the consolidated statements of financial position have been prepared by classifying assets and liabilities according to the “current and non-current” criterion. Current assets and liabilities are those that are expected to be realized/settled within twelve months after the year-end;

•

the consolidated income statements have been prepared by classifying operating expenses by nature of expense as this form of presentation represents the way that the business is monitored by the Executive Committee and the CEO and, additionally, are in line with the usual presentation of expenses in the ICT services industry;

•	the consolidated statements of comprehensive income include the profit (or loss) for the year as shown in the consolidated income statement and all components of other comprehensive income;
•

the consolidated statements of changes in equity have been prepared showing separately (i) income (loss) for the year, (ii) other comprehensive income (loss) for the year, and (iii) transactions with shareholders (owners and non-controlling interest);

•	the consolidated statements of cash flows have been prepared by presenting cash flows from operating activities according to the “indirect method”, as permitted by IAS 7.

These consolidated financial statements contain all material disclosures required under IFRS as issued by the IASB and in accordance with the accounting framework established by the CNV. Some additional disclosures required by the LGS and/or by the CNV have been also included, among them, complementary information required in the last paragraph of Section 1 Chapter III Title IV of the CNV General Resolution No. 622/13. Such information is disclosed in Notes 5, 6, 7, 8, 10, 11, 18, 23 and 26 to these consolidated financial statements, as admitted by IFRS.

e)   Measuring Unit - IAS 29 (Financial reporting in hyperinflationary economies)

IAS 29 establishes the conditions under which an entity shall restate its financial statements if it is located in an economic environment considered hyperinflationary. This Standard requires that the financial statements of an entity that reports in the currency of a highly inflationary economy shall be stated in terms of the measuring unit current at the closing date of the latest reporting period, regardless of whether they are based on a historical cost approach or a current cost approach. To this end, in general terms, the inflation rate must be computed in the non-monetary items as from the acquisition date or the revaluation date, as applicable. These requirements also comprise the comparative information of the financial statements.

To determine the existence of a highly inflationary economy under the terms of IAS 29, the standard details a series of factors to consider, including a cumulative inflation rate over three years that is close to or exceeds 100%.

It is important to highlight that the three-year accumulated inflation rate as of December 31, 2018 reached 147.8%. On the other hand, the macroeconomic events that have taken place in the country during the year show that the country is complying with the qualitative factors provided for in IAS 29 to consider Argentina as a highly inflationary economy for accounting purposes. All this, consequently, originates the need to apply the restatement for inflation of the financial statements in the terms of IAS 29 for the year ended December 31, 2018. The FACPCE issued Resolution No. 539/18 dated September 29, 2018 which defines the need to restate the financial statements of Argentine companies for reporting periods ended after July 1, 2018, establishing specific issues in relation to the restatement for inflation such as, for example, the indexes to be used. This Resolution was approved, on October 10, 2018, by the CPCECABA through Resolution No. 107/2018.

In addition, Law No. 27,468 (published in the Official Gazette on December 4, 2018) amended Section 10 of Law No. 23,928, as amended, providing that the repeal of all the laws and regulations that establish or authorize price indexation, currency restatement, cost variance and any other form of restatement of debts, taxes, prices or fees related to property, works or services does not apply to financial statements, which remain subject to Section 62 of the General Associations Law, as amended. In addition, it repealed Decree No. 1,269/2002, as amended, and delegated on the PEN, through its oversight agencies, the power to set the date as from which those regulations will come into effect in relation to the financial statements that are presented to them.

Therefore, through Resolution No. 777/18 (published in the Official Gazette on December 28, 2018), the CNV, the local regulatory agency, established the method to restate financial statements in current currency to be applied by issuers subject to its oversight, in accordance with IAS 29 for years/periods ended as of December 31, 2018.

In relation to the inflation index to be used, according to Resolution No. 539/18, it will be determined according to the Internal Wholesale Price Index (IWPI) until the year 2016, considering for the months of November and December 2015 the average variation of the Consumer Price Index (CPI) of the City of Buenos Aires, due to the fact that during those two months there were no IWPI measurements at national level. Then, from January 2017, the National Consumer Price Index (National CPI) will be considered. The index as of December 31, 2018 amounts to 2,443.16. The tables below show the evolution of these indexes in the last three years and as of December 31, 2018 according to official statistics (INDEC) following the guidelines described in Resolution No. 539/18:

	As of December	As of December 31,	As of December 31,	As of December
	31, 2015	2016	2017	31, 2018

Variation in Prices
Annual	17.2%	34.6%	24.7%	47.6%
Accumulated 3 years	72.5%	102.2%	96.6%	147.8%

As a consequence of the aforementioned, these Financial Statements as of December 31, 2018 were restated in accordance with the provisions of IAS 29.

The Company restated all the non-monetary items in order to reflect the impact of the inflation restatement reporting in terms of the measuring unit current as of December 31, 2018. Consequently, the main items restated were Property, Plant and Equipment, Intangible assets, Goodwill, Inventories, certain Investments in associates and the Equity items. Each item must be restated since the date of the initial recognition in the Company's Equity or since the last revaluation. Monetary items have not been restated because they are stated in terms of the measuring unit current as of December 31, 2018.

Comparative figures must also be presented in the current currency of December 31, 2018 and are restated using the general price index of the current year. Therefore, comparative figures for the previous reporting periods have been restated by applying a general price index, so that the resulting comparative financial statements are presented in terms of the current unit of measurement as of the closing date of the reporting period.

As far as results are concerned, there was an increase in Amortization and depreciation arising from the restatement of non-monetary assets, and an improvement in financial income and expense due to the positive result of the exposure to inflation from the excess of monetary liabilities over monetary assets, with the consequent impact on income tax.

Restatement of the Income Statement and the Statement of Cash Flows

In the Income Statement, items shall be restated from the dates when the items of income and expense were originally recorded. To this end, the Company shall apply the variations in a general price index.

The effect of inflation on the monetary position is included in the Income Statement under Other financial results, net.

The items of the Statement of Cash Flows must also be restated in terms of the measuring unit current at the closing date of the Statement of Financial Position. IAS 29 para 33 states that all items in the statement of cash flows are expressed in terms of the measuring unit current at the end of the reporting period. The gain arising from the restatement has an impact on the Income Statement and must be eliminated from the Statement of Cash Flows because it is not considered cash or cash equivalent.

Restatement of the Statement of Changes in Equity

All components of the Statement of Changes in Equity, except reserves and retained earnings, must be restated from the dates on which the items were contributed or otherwise arose.

Investments in Foreign Companies

The subsidiaries, associates and companies under common control that use functional currencies other than the Argentine peso (mainly foreign companies with economies that are not considered to be hyperinflationary), must not restate for inflation their financial statements, in accordance with IAS 29.

Notwithstanding, and only for reporting and consolidation purposes, the comparative figures presented in Argentine pesos in the Income Statement corresponding to the current year and the previous year must be stated using the exchange rates at the transaction date. In addition, the initial items of the Statement of Changes in Equity must be reported at the closing rate without modifying the total figure due to the fact that it is translated into the closing exchange rate, which implies that a translation adjustment is recognized against Retained Earnings and Other Comprehensive Results.